Trade Receivable, Net - Summary of Trade Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 15,022	$ 13,432
Other sundry accounts receivable	1,390	1,636
Allowance for expected credit losses	(577)	(538)	$ (531)	$ (515)
Accounts receivable, net	17,749	16,318
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	378	776
Loans to employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	76	84
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	1,460	746
Other Related Parties
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	0	182
Other sundry accounts receivable	$ 0	$ 7